DEFERRED REVENUE AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
DEFERRED REVENUE AND OTHER CURRENT LIABILITIES
DEFERRED REVENUE AND OTHER CURRENT LIABILITIES

NOTE 7. DEFERRED REVENUE AND OTHER CURRENT LIABILITIES

        Other current liabilities consisted of the following:

	December 31,
	2011	2010
	(in thousands)
Deferred revenue	$37,790	$35,467
Accrued payroll	28,063	25,656
Other current liabilities	38,672	46,970

Total	$104,525	$108,093

        Deferred revenue consists primarily of Gold Card membership fees and gift card deferrals. Other current liabilities consist of the liabilities related to accrued taxes, benefits, workers compensation, accrued interest and other occupancy.